Employee Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) plan	Jan. 01, 2017 plan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Target allocation and pension plan asset allocation
Contributions made to defined benefit pension plans	$ 10	$ 40
Estimated fair value of plan assets	151	114	$ 114	$ 171		$ 151	$ 114
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	262	249
Service cost	9	9	10
Interest cost	11	11	10
Actuarial losses	29	6
Plan settlements	(9)
Benefits paid	(3)	(13)
Other	1
Benefit obligation at end of year	300	262	249
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	151	114
Actual return on plan assets	25	10
Employer contributions	10	40
Plan settlements	(9)
Benefits paid	(6)	(13)
Fair value of plan assets at end of year	171	151	114
Expected future net benefit payments
2018				12
2019				14
2020				17
2021				13
2022				23
2023 - 2027				78
Agreement termination gain, before tax			1
Funded status				(129)		(111)
Components of net periodic benefit cost:
Service cost	9	9	10
Interest cost	11	11	10
Expected return on plan assets	(10)	(8)	(8)
Amortization and other	5	5	5
Settlement loss recognized	2
Agreement termination gain			(1)
Net periodic benefit cost	17	17	16
Amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCL) before taxes
Total accumulated other comprehensive loss				78		72
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2018
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2018				$ 5
Contribution expense for multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement	$ 1	$ 1	$ 1
Maximum percentage of total contributions to multi-employer pension fund	5.00%	5.00%	5.00%
Assets exceed accumulated benefits
Target allocation and pension plan asset allocation
Contributions made to defined benefit pension plans		$ 39
Estimated fair value of plan assets	$ 87	46	$ 46			87	46
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	73	70
Service cost		4
Interest cost		3
Benefits paid		(4)
Benefit obligation at end of year		73	70
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	87	46
Actual return on plan assets		6
Employer contributions		39
Benefits paid		(4)
Fair value of plan assets at end of year		87	46
Expected future net benefit payments
Funded status						14
Components of net periodic benefit cost:
Service cost		4
Interest cost		3
Accumulated benefits exceed assets
Target allocation and pension plan asset allocation
Contributions made to defined benefit pension plans		1
Estimated fair value of plan assets	64	68	68			64	$ 68
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	189	179
Service cost		5
Interest cost		8
Actuarial losses		6
Benefits paid		(9)
Benefit obligation at end of year		189	179
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$ 64	68
Actual return on plan assets		4
Employer contributions		1
Benefits paid		(9)
Fair value of plan assets at end of year		64	$ 68
Expected future net benefit payments
Funded status						(125)
Components of net periodic benefit cost:
Service cost		5
Interest cost		8
Defined benefit pension plan
Target allocation and pension plan asset allocation
Number of defined benefit plans | plan				1	2
Requisite service period upon attaining age of 21 to be eligible for participation	1 year
Requisite age of employees to be eligible for participation	21 years
Contributions made to defined benefit pension plans		39
Estimated fair value of plan assets	$ 151	$ 151		$ 171		151
Weighted-average assumptions
Expected return on plan assets (as a percent)	6.50%
Long-term rate of increase in compensation levels (as a percent)	4.00%	4.00%	4.00%
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$ 151
Employer contributions		$ 39
Fair value of plan assets at end of year	$ 171	151
Expected future net benefit payments
Funded status				(29)		(15)
Accumulated benefit obligation				171		142
Number of participants who received lump sum payments | item	3
Lump sum payments	$ 8
Defined benefit pension plan | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	146	146		171		146
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	146
Fair value of plan assets at end of year	171	146
Defined benefit pension plan | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5	5				5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	5
Fair value of plan assets at end of year		5
Defined benefit pension plan | Domestic equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	76	76		80		76
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	76
Fair value of plan assets at end of year	80	76
Defined benefit pension plan | Domestic equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	76	76		80		76
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	76
Fair value of plan assets at end of year	80	76
Defined benefit pension plan | Foreign equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	35	35		53		35
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	35
Fair value of plan assets at end of year	53	35
Defined benefit pension plan | Foreign equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	35	35		53		35
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	35
Fair value of plan assets at end of year	53	35
Defined benefit pension plan | Fixed income
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	17	17		25		17
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	17
Fair value of plan assets at end of year	25	17
Defined benefit pension plan | Fixed income | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	17	17		25		17
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	17
Fair value of plan assets at end of year	25	17
Defined benefit pension plan | Real estate mutual fund
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	8	8				8
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	8
Fair value of plan assets at end of year		8
Defined benefit pension plan | Real estate mutual fund | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	8	8				8
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	8
Fair value of plan assets at end of year		8
Defined benefit pension plan | Commodity mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	4	4				4
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	4
Fair value of plan assets at end of year		4
Defined benefit pension plan | Commodity mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	4	4				4
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	4
Fair value of plan assets at end of year		4
Defined benefit pension plan | Money market funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	4	4		2		4
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	4
Fair value of plan assets at end of year	2	4
Defined benefit pension plan | Money market funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	4	4		2		4
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	4
Fair value of plan assets at end of year	2	4
Defined benefit pension plan | Foreign fixed income mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2	2		11		2
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	2
Fair value of plan assets at end of year	11	2
Defined benefit pension plan | Foreign fixed income mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2	2		$ 11		2
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	2
Fair value of plan assets at end of year	11	2
Defined benefit pension plan | Other
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5	5				5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	5
Fair value of plan assets at end of year		5
Defined benefit pension plan | Other | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5	5				$ 5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$ 5
Fair value of plan assets at end of year		$ 5
Defined benefit pension plan | Minimum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)				2.75%		2.90%	3.20%
Discount rate used to determine net periodic benefit cost (as a percent)	2.90%	3.20%	2.70%
Expected return on plan assets (as a percent)		6.75%	6.75%
Defined benefit pension plan | Minimum | Domestic equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)				50.00%
Defined benefit pension plan | Minimum | Foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)				25.00%
Defined benefit pension plan | Minimum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)				20.00%
Defined benefit pension plan | Minimum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)				5.00%
Defined benefit pension plan | Maximum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)				3.80%		4.65%	4.80%
Discount rate used to determine net periodic benefit cost (as a percent)	4.60%	4.80%	4.40%
Expected return on plan assets (as a percent)		7.00%	7.50%
Supplemental executive plans and retirement agreements
Expected future net benefit payments
Accumulated benefit obligation				$ 90		$ 84